SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-   SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends,  and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.	Issuance of shares:

On August 30, 2011 , the Company entered into an agreement with a sales agent, to issue and sell up to 6,000,000 ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds of up to $ 40,000 pursuant to the Company's effective shelf registration statement on Form F-3 (File No. 333-171655). During the year ended December 31, 2014 the Company issued 363,090 ordinary shares for a total consideration of approximately $ 3,801, net of issuance expenses. On January 21, 2014, the registration statement under which the Company had been selling ordinary shares pursuant to the ATM program terminated.

On February 28, 2014 ("Grant Date"), the Company entered into an underwriting agreement ("Agreement") related to a public offering of 6,000,000 of its ordinary shares, at public offering price of $ 10.50 per share, less underwriting discounts and commissions of $ 5,533 ("Offering"). Under the terms of the Agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 900,000 ordinary shares at the same price per share (in total fair value of $ 1,576 as of the Grant Date).

On March 5, 2014, following the closing of the Offering, the Company issued 6,900,000 ordinary shares, including 900,000 shares sold pursuant to the full exercise of the underwriters' option to purchase additional shares, for a total consideration of approximately $ 66,917, net of issuance expenses.

c.	Share option plans:

Under the Company's 2000 and 2010 Share Option Plans as amended ("the Plan"), options may be granted to employees, directors and non-employees of the Company and Compugen Inc.

Pursuant to the Plan, the Company reserved for issuance up to an aggregate of 18,977,240 ordinary shares. As of December 31, 2015, an aggregate of 2,585,025 options of the Company are still available for future grant.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the Company's board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company's board of directors.

Any options that are cancelled or forfeited before expiration become available for future grants.

Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2015, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	6,264,370	4.64	6.74	23,627
Options granted	1,338,900	6.46		232
Options exercised	250,752	2.95		1,147
Options expired	3,254	9.04		2
Options forfeited	204,994	6.51		160

Options outstanding at end of year	7,144,270	4.98	6.52	12,861

Options vested and expected to vest at end of year	6,972,774	4.94	6.46	12,802

Exercisable at end of year	3,931,092	3.47	4.78	11,760

Weighted average fair value of options granted to employees and directors during the years 2015, 2014 and 2013 was $ 2.83, $ 4.17 and $ 3.83 per share, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of calendar 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount is impacted by the changes in the fair market value of the Company's shares.

d.	Options to non-employees:

	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	466,500	5.71	3.75
Options granted	210,000	6.22
Options exercised	67,000	3.46

Options outstanding at end of year	609,500	6.39	3.97

Options vested and expected to vest at end of year	609,500	6.39	3.97

Exercisable at end of year	386,834	6.44	3.07

The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method.

The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2015	2014	2013

Volatility	51%	64%	67%
Risk-free interest rate	1.85%	1.77%	1.03%
Dividend yield	0%	0%	0%
Expected life (years)	5.6	5.7	4.5

e.	As of December 31, 2015, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $ 7,340 which is expected to be recognized over a weighted average period of approximately 2.69 years.

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2015	2014	2013

Cost of revenue	$110	$399	$320
Research and development expenses, net	2,157	1,862	1,724
Marketing and business development expenses	255	162	151
General and administrative expenses	1,251	1,210	1,348

	$3,773	$3,633	$3,543

f.	On July 15, 2013, the Company's compensation committee and board of directors resolved to recommend before the shareholders to grant to the Company's chairman of the board of directors and to its President and CEO options to purchase 60,000 and 120,000 shares, respectively, at an exercise price of $ 5.445 per share, which was the market share price at such date.

On September 17, 2013 the shareholders of the Company approved this grant. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2016.

The pricing model for the award was estimated using a Binomial model with the following assumptions: risk-free interest rate of 2.96%, dividend yields of 0%, expected volatility of 70% , expected term of the options range between 3.78 - 5.46 years, post-vesting termination rate of 0.51% and suboptimal exercise factor range between 1 - 2.11 factoring rate.

Consequently, during the year ended December 31, 2015 and 2014 the Company recorded stock-based compensation expenses amounted of $ 356 and $ 348, respectively, as part of its general and administrative expenses.

g.	On March 30, 2014, the Company's Compensation Committee and board of directors resolved to recommend before the shareholders to grant to the Company's chairman of the board of directors and its President and CEO options to purchase 50,000 and 100,000 shares, respectively.

On August 7, 2014 the shareholders of the Company approved this grant, at an exercise price of $ 10.07 per share, which was the market share price at such date. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2017.

Consequently, during the year ended December 31, 2015 and 2014 the Company recorded stock-based compensation expenses amounted of $ 146 and $ 59, respectively, as part of its general and administrative expenses.

h.	On May 3, 2015, the Company's Compensation Committee and later on May 4, 2015 the board of directors resolved to recommend before the shareholders to grant to the Company's chairman of the board of directors and its President and CEO options to purchase 50,000 and 100,000 shares, respectively.

On July 29, 2015 the shareholders of the Company approved this grant, at an exercise price of $ 6.54 per share, which was the market share price at such date. The options shall vest over a period of four years commencing October 1, 2015.

For the year ended December 31, 2015 the Company recorded stock-based compensation expenses amounted of $ 38 as part of its general and administrative expenses.